UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Limited Term
Government Fund

August 31, 2013

1.805749.109

ISIG-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 73.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.7%
Fannie Mae:
0.5% 7/2/15	$ 21,824,000	$ 21,847,483
0.5% 3/30/16	2,783,000	2,768,640
0.625% 8/26/16	1,518,000	1,505,543
Federal Home Loan Bank 1% 6/21/17	1,410,000	1,393,902
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		27,515,568
U.S. Treasury Obligations - 61.9%
U.S. Treasury Notes:
0.25% 7/15/15	23,026,000	22,967,537
0.25% 10/15/15	28,438,000	28,315,803
0.25% 4/15/16	598,000	592,020
0.25% 5/15/16	22,000,000	21,752,500
0.375% 1/15/16	5,000,000	4,980,080
0.375% 2/15/16	25,000,000	24,880,850
0.375% 3/15/16	3,000,000	2,982,891
0.5% 6/15/16 (b)	8,000,000	7,955,000
0.625% 8/15/16	21,946,000	21,849,986
0.625% 4/30/18	3,690,000	3,540,669
0.75% 6/30/17	4,245,000	4,173,366
0.875% 11/30/16	10,834,000	10,817,077
0.875% 4/30/17	16,586,000	16,439,579
0.875% 1/31/18	7,994,000	7,801,648
1% 9/30/16	19,685,000	19,778,819
1% 5/31/18	2,245,000	2,188,350
1.25% 10/31/15	5,500,000	5,592,813
1.375% 11/30/15	11,293,000	11,514,444
1.375% 7/31/18 (a)	1,926,000	1,904,532
1.5% 8/31/18	8,385,000	8,332,594
1.75% 7/31/15	7,788,000	7,987,568
1.875% 6/30/15	5,900,000	6,060,639
2.125% 5/31/15	3,621,000	3,732,034
3.5% 2/15/18	6,313,000	6,876,732
TOTAL U.S. TREASURY OBLIGATIONS		253,017,531
Other Government Related - 4.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (c)	664,469	665,193
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2010-R2 Class 1A, 0.5648% 11/6/17 (NCUA Guaranteed) (c)	$ 4,234,677	$ 4,241,452
Series 2011-C1 Class 1A, 0.5164% 2/28/20 (NCUA Guaranteed) (c)	1,031,165	1,032,068
Series 2011-R1 Class 1A, 0.6448% 1/8/20 (NCUA Guaranteed) (c)	1,202,439	1,210,048
Series 2011-R4 Class 1A, 0.5649% 3/6/20 (NCUA Guaranteed) (c)	557,515	558,843
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	649,946
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,430,652
TOTAL OTHER GOVERNMENT RELATED		17,788,202
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $298,692,423)		298,321,301
U.S. Government Agency - Mortgage Securities - 13.3%

Fannie Mae - 2.4%
1.983% 2/1/33 (c)	12,220	12,681
2.023% 7/1/35 (c)	5,080	5,249
2.031% 12/1/34 (c)	13,992	14,551
2.035% 3/1/35 (c)	12,676	13,211
2.045% 4/1/33 (c)	124,610	129,520
2.053% 10/1/33 (c)	15,454	16,074
2.175% 3/1/35 (c)	2,092	2,156
2.303% 6/1/36 (c)	10,096	10,736
2.315% 10/1/35 (c)	8,530	8,929
2.332% 3/1/35 (c)	7,653	8,037
2.35% 7/1/36 (c)	50,575	53,157
2.362% 2/1/36 (c)	22,055	23,350
2.378% 7/1/34 (c)	8,485	8,920
2.415% 11/1/33 (c)	39,833	41,949
2.428% 12/1/32 (c)	61,760	65,413
2.5% 10/1/22	464,224	469,591
2.528% 10/1/33 (c)	13,654	14,473
2.528% 1/1/35 (c)	67,546	71,207
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.574% 5/1/36 (c)	$ 13,323	$ 14,228
2.586% 3/1/33 (c)	32,218	34,045
2.593% 11/1/36 (c)	77,942	83,135
2.614% 6/1/47 (c)	40,868	43,587
2.639% 7/1/35 (c)	14,231	15,015
2.647% 2/1/37 (c)	121,770	129,190
2.723% 12/1/32 (c)	424,451	446,388
2.769% 4/1/36 (c)	88,621	94,776
2.781% 9/1/36 (c)	31,008	32,898
3.03% 8/1/35 (c)	181,496	194,314
3.18% 3/1/42 (c)	2,225,000	2,319,910
5% 9/1/22 to 12/1/22	1,770,027	1,883,912
5.5% 10/1/20 to 11/1/34	2,085,770	2,250,285
6% 6/1/16 to 10/1/16	12,262	12,795
6.129% 3/1/37 (c)	9,814	10,369
6.5% 6/1/15 to 8/1/36	1,139,914	1,271,148
7% 11/1/14	5,543	5,693
9% 5/1/15 to 2/1/20	26,929	29,326
9.5% 11/1/21	142	153
10.5% 8/1/20	8,527	9,850
11.5% 7/15/19	7,876	8,941
12% 4/1/15	2,852	2,996
12.5% 3/1/16	180	190
		9,862,348
Freddie Mac - 1.9%
1.895% 3/1/35 (c)	32,990	34,163
2.074% 2/1/37 (c)	13,319	13,927
2.137% 5/1/37 (c)	21,050	22,106
2.151% 7/1/35 (c)	320,792	336,112
2.168% 6/1/33 (c)	70,820	74,211
2.175% 6/1/37 (c)	6,568	6,814
2.181% 8/1/37 (c)	18,971	19,774
2.229% 3/1/37 (c)	10,236	10,724
2.355% 4/1/34 (c)	292,486	309,263
2.375% 5/1/37 (c)	17,224	18,263
2.409% 10/1/35 (c)	62,023	65,350
2.443% 6/1/37 (c)	64,493	69,058
2.478% 10/1/36 (c)	86,884	92,102
2.498% 7/1/35 (c)	58,702	61,364
2.5% 9/1/22 to 6/1/23	545,384	543,924
2.51% 5/1/37 (c)	238,784	254,651
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.51% 5/1/37 (c)	$ 130,989	$ 138,985
2.53% 11/1/35 (c)	56,371	59,577
2.546% 2/1/36 (c)	2,442	2,569
2.673% 7/1/35 (c)	70,618	74,921
2.699% 4/1/37 (c)	25,885	27,613
2.72% 4/1/37 (c)	1,662	1,779
2.831% 7/1/36 (c)	28,739	30,768
3.023% 3/1/33 (c)	1,388	1,456
3.087% 9/1/41 (c)	466,872	483,123
3.126% 10/1/35 (c)	12,825	13,699
3.5% 6/1/42 to 5/1/43	1,752,021	1,716,775
5% 9/1/35	2,983	3,197
5.5% 11/1/18 to 7/1/35	2,589,162	2,766,481
6% 1/1/24	296,111	327,176
6.5% 12/1/21	84,489	93,669
9% 10/1/16 to 12/1/18	8,131	8,810
9.5% 2/1/17 to 12/1/22	14,744	16,098
10% 6/1/18 to 6/1/20	3,757	4,378
10.5% 9/1/20	38	42
12% 11/1/19	356	367
12.5% 11/1/14 to 6/1/19	5,435	5,859
		7,709,148
Ginnie Mae - 9.0%
4% 10/15/24 to 9/15/25	1,229,554	1,299,887
4.3% 8/20/61 (e)	485,207	522,077
4.5% 3/15/25 to 6/15/25	1,063,773	1,131,079
4.515% 3/20/62 (e)	1,823,439	1,980,321
4.53% 10/20/62 (e)	482,929	525,748
4.55% 5/20/62 (e)	3,799,454	4,133,118
4.556% 12/20/61 (e)	1,962,004	2,132,020
4.604% 3/20/62 (e)	1,119,733	1,219,733
4.616% 1/20/62 (e)	636,663	691,243
4.626% 3/20/62 (e)	800,797	872,434
4.649% 2/20/62 (e)	308,625	336,548
4.65% 3/20/62 (e)	1,016,438	1,108,936
4.682% 2/20/62 (e)	411,267	448,751
4.684% 1/20/62 (e)	2,546,496	2,777,792
4.764% 2/20/61 (e)	648,609	705,532
4.804% 3/20/61 (e)	1,323,778	1,443,218
4.834% 3/20/61 (e)	2,379,573	2,596,750
5.47% 8/20/59 (e)	300,048	322,022
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5.5% 11/15/35	$ 400,000	$ 439,214
5.612% 4/20/58 (e)	658,231	690,719
6% 6/15/36 to 9/15/40	4,611,447	5,083,965
6.5% 8/20/38 to 9/20/38	5,752,262	6,451,166
8% 12/15/23	73,805	84,918
8.5% 1/15/17 to 3/15/17	13,879	14,936
10.5% 1/15/16 to 1/15/18	5,648	6,136
		37,018,263
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $54,787,158)		54,589,759
Collateralized Mortgage Obligations - 12.1%

U.S. Government Agency - 12.1%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.07% 4/25/24 (c)	437,228	440,881
Series 2001-38 Class QF, 1.1641% 8/25/31 (c)	95,471	97,429
Series 2002-49 Class FB, 0.7841% 11/18/31 (c)	100,413	101,272
Series 2002-60 Class FV, 1.1841% 4/25/32 (c)	22,894	23,470
Series 2002-74 Class FV, 0.6341% 11/25/32 (c)	736,096	741,660
Series 2002-75 Class FA, 1.1841% 11/25/32 (c)	46,898	48,077
Series 2008-76 Class EF, 0.6841% 9/25/23 (c)	210,523	211,557
Series 2010-15 Class FJ, 1.1141% 6/25/36 (c)	1,384,175	1,419,500
Series 2010-86 Class FE, 0.6341% 8/25/25 (c)	199,884	201,337
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	610,903	653,243
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	102,857	108,435
Series 2002-9 Class PC, 6% 3/25/17	151,761	160,694
Series 2003-74 Class PG, 4.5% 8/25/18	188,764	200,146
Series 2005-19 Class PA, 5.5% 7/25/34	511,737	555,420
Series 2005-27 Class NE, 5.5% 5/25/34	530,000	564,250
Series 2005-52 Class PB, 6.5% 12/25/34	57,191	59,825
Series 2005-64 Class PX, 5.5% 6/25/35	491,823	539,631
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	22,583	23,700
Series 2002-57 Class BD, 5.5% 9/25/17	25,082	26,638
Series 2003-117 Class MD, 5% 12/25/23	222,441	240,428
Series 2004-95 Class AN, 5.5% 1/25/25	84,004	86,294
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	715,622
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2009-14 Class EB, 4.5% 3/25/24	$ 690,000	$ 726,236
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	768,953	126,369
Series 2010-39 Class FG, 1.1041% 3/25/36 (c)	842,908	864,023
Series 2011-67 Class AI, 4% 7/25/26 (d)	221,299	25,707
Series 2013-40 Class PV, 2% 1/25/26	706,300	712,870
Freddie Mac:
floater:
Series 2448 Class FT, 1.1841% 3/15/32 (c)	126,354	129,306
Series 2526 Class FC, 0.5841% 11/15/32 (c)	132,533	133,261
Series 2530 Class FE, 0.7841% 2/15/32 (c)	60,408	61,246
Series 2630 Class FL, 0.6841% 6/15/18 (c)	7,266	7,298
Series 2711 Class FC, 1.0841% 2/15/33 (c)	494,370	503,735
floater planned amortization class Series 2770 Class FH, 0.5841% 3/15/34 (c)	392,276	394,698
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	494,784	512,550
Series 2356 Class GD, 6% 9/15/16	24,747	26,109
Series 2363 Class PF, 6% 9/15/16	29,553	31,004
Series 2376 Class JE, 5.5% 11/15/16	24,455	25,628
Series 2381 Class OG, 5.5% 11/15/16	14,175	14,774
Series 2425 Class JH, 6% 3/15/17	33,172	35,198
Series 2695 Class DG, 4% 10/15/18	532,865	555,189
Series 3415 Class PC, 5% 12/15/37	202,800	216,957
Series 3763 Class QA, 4% 4/15/34	402,510	423,458
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	480,000	517,638
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	451,498	512,937
Series 2145 Class MZ, 6.5% 4/15/29	582,798	652,939
Series 2357 Class ZB, 6.5% 9/15/31	299,892	337,167
Series 2582 Class CG, 4% 11/15/17	134,024	134,380
Series 3013 Class VJ, 5% 1/15/14	77,964	78,486
Series 3578 Class B, 4.5% 9/15/24	700,000	743,864
Series 3659 Class EJ 3% 6/15/18	411,851	420,900
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6841% 7/20/37 (c)	240,062	241,382
Series 2008-2 Class FD, 0.6641% 1/20/38 (c)	61,531	61,846
Series 2008-73 Class FA, 1.0441% 8/20/38 (c)	441,171	448,720
Series 2008-83 Class FB, 1.0841% 9/20/38 (c)	451,572	459,671
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2009-108 Class CF, 0.7919% 11/16/39 (c)	$ 295,280	$ 297,814
Series 2009-116 Class KF, 0.7219% 12/16/39 (c)	261,257	262,973
Series 2010-9 Class FA, 0.7119% 1/16/40 (c)	393,928	396,315
Series 2010-H17 Class FA, 0.5164% 7/20/60 (c)(e)	1,288,806	1,270,242
Series 2010-H18 Class AF, 0.4953% 9/20/60 (c)(e)	1,369,376	1,350,666
Series 2010-H19 Class FG, 0.4953% 8/20/60 (c)(e)	1,771,998	1,748,384
Series 2010-H27 Series FA, 0.5753% 12/20/60 (c)(e)	473,288	468,454
Series 2011-H05 Class FA, 0.6953% 12/20/60 (c)(e)	867,820	864,100
Series 2011-H07 Class FA, 0.6953% 2/20/61 (c)(e)	1,443,852	1,437,756
Series 2011-H12 Class FA, 0.6853% 2/20/61 (c)(e)	1,841,915	1,833,296
Series 2011-H13 Class FA, 0.6953% 4/20/61 (c)(e)	747,254	744,134
Series 2011-H14:
Class FB, 0.6953% 5/20/61 (c)(e)	827,842	823,954
Class FC, 0.6953% 5/20/61 (c)(e)	793,331	789,833
Series 2011-H17 Class FA, 0.7253% 6/20/61 (c)(e)	1,031,043	1,028,134
Series 2011-H21 Class FA, 0.7953% 10/20/61 (c)(e)	1,067,547	1,067,547
Series 2012-H01 Class FA, 0.8953% 11/20/61 (c)(e)	899,950	903,952
Series 2012-H03 Class FA, 0.8953% 1/20/62 (c)(e)	595,535	598,206
Series 2012-H06 Class FA, 0.8253% 1/20/62 (c)(e)	923,917	925,135
Series 2012-H07 Class FA, 0.8253% 3/20/62 (c)(e)	536,354	536,897
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	177,479	180,676
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	127,233	128,939
Series 2010-99 Class PT, 3.5% 8/20/33	162,103	164,567
Series 2011-68 Class EC, 3.5% 4/20/41	895,687	939,279
Series 1999-18 Class Z, 6.25% 5/16/29	967,412	1,087,093
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H13 Class JA, 5.46% 10/20/59 (e)	$ 4,231,197	$ 4,541,856
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,963,918	2,170,316
Series 2010-H17 Class XP, 5.3018% 7/20/60 (c)(e)	2,659,300	2,938,670
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	1,907,330	2,098,634
Series 2012-64 Class KB, 3.479% 5/20/41 (c)	320,580	356,074
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,248,237)		49,308,951
Commercial Mortgage Securities - 0.8%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.54% 4/25/19 (c)	1,465,243	1,452,504
sequential payer Series K009 Class A2, 3.808% 8/25/20	800,000	838,044
Series K501 Class A2, 1.655% 11/25/16	930,000	937,225
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,280,462)		3,227,773
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (Cost $4,808,000)	$ 4,808,021	4,808,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $410,816,280)		410,255,784
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,717,976)
NET ASSETS - 100%		$ 408,537,808
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
83 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	$ 18,239,250	$ 8,907
62 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	7,420,141	848
TOTAL TREASURY CONTRACTS		$ 25,659,391	$ 9,755
Sold
Treasury Contracts
19 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	2,506,219	(25,125)
TOTAL TREASURY CONTRACTS		$ 2,506,219	$ (25,125)
		$ 28,165,610	$ (15,370)

The face value of futures purchased as a percentage of net assets is 6.3%

The face value of futures sold as a percentage of net assets is 0.6%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,550.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,808,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 1,411,062
Citibank NA	222,975
Citigroup Global Markets, Inc.	278,718
Commerz Markets LLC	386,779
HSBC Securities (USA), Inc.	1,114,874
Mizuho Securities USA, Inc.	1,393,592
$ 4,808,000
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 298,321,301	$ -	$ 298,321,301	$ -
U.S. Government Agency - Mortgage Securities	54,589,759	-	54,589,759	-
Collateralized Mortgage Obligations	49,308,951	-	49,308,951	-
Commercial Mortgage Securities	3,227,773	-	3,227,773	-
Cash Equivalents	4,808,000	-	4,808,000	-
Total Investments in Securities:	$ 410,255,784	$ -	$ 410,255,784	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 9,755	$ 9,755	$ -	$ -
Liabilities
Futures Contracts	$ (25,125)	$ (25,125)	$ -	$ -
Total Derivative Instruments:	$ (15,370)	$ (15,370)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $410,766,538. Net unrealized depreciation aggregated $510,754, of which $1,548,822 related to appreciated investment securities and $2,059,576 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013